Property, Plant and Equipment: (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	463,634	587,126
Accumulated Depreciation: Furniture and office equipment	(331,407)	(503,216)
Net: Furniture and office equipment	132,227	83,910
Cost: Transportation equipment	491,025	489,560
Accumulated Depreciation: Transportation equipment	(25,967)	0
Net: Transportation equipment	465,058	489,560
Cost: Leasehold improvements	39,185	39,185
Accumulated Depreciation: Leasehold improvements	(10,007)	(7,655)
Net: Leasehold improvements	29,178	31,530
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost, property, plant and equipment	13,021,378	13,143,405
Total Accumulated Depreciation property, plant and equipment	(367,381)	(510,871)
Total net, property, plant and equipment	$ 12,653,997	$ 12,632,534